Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of amounts due to related parties
	December 31, 2020	December 31, 2021

Mr.Wang Jian (1)	230	-
TKK Symphony Sponsor 1	500	500
	$730	$500

(1)	Legal representative, Director, and General Manager of Glary Prosperity